Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions							1 Months Ended	12 Months Ended
	Mar. 01, 2022 MXN ($)	Mar. 02, 2020 MXN ($)	Feb. 14, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 04, 2017	Feb. 28, 2021	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2022 MXN ($)	Mar. 18, 2022 USD ($)	Mar. 17, 2022 MXN ($)	Mar. 01, 2022 USD ($)	Dec. 31, 2019	May 02, 2017 MXN ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 MXN ($)	Jan. 31, 2016 USD ($)	Feb. 28, 2015 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities								$ 26,457,588	$ 22,500,000	$ 17,000,000
Unsecured credit agreement											$ 191.0	$ 2,757,588	$ 191.0	$ 5,000,000
Description of loan agreement maturity date								with monthly interest payments, for a term of 5 years
Gain (loss) on derivative financial instruments								$ 6,765	51,429	43,778
Capitalization interest rate one																1.75%
Amount recognized as application of coverage in finance and interest income									1,228	6,376
Gain (loss) on sale of derivatives								$ 6,765	51,656	29,100
Debt instrument interest rate period								30-day Libor rate
Second Loan [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.785%														1.785%
Debt securities, value															$ 20.0
Borrowings Interest Rate Bearing Loan	2.85%														2.85%
M B J Airports Limited [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value															$ 58.0
Debt instrument interest rate period	30-day Libor interest rate
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.59%														1.59%
Debt securities, value	$ 30,000
Borrowings Interest Rate Bearing Loan	3.10%														3.10%
Gain (loss) on sale of derivatives								$ 45,669
Amount recognized as derivative finance income (cost)								19,633	80,709	51,032
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value								$ 130,624	29,658	$ 471,107
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		6.33%		8.03%	8.0315%												7.21%
TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one										5.75%
Amount recognized as application of coverage in finance and interest income										$ 2,750
TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis								these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points
Debt instrument interest rate						7.21%
TIIE Rate Plus 49 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives										963
Amount recognized as derivative finance income (cost)								$ 5,066	40,183	21,934
TIIE Rate Plus 44 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis								these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points
Debt instrument interest rate					8.0315%
TIIE Rate Plus 44 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives								$ 4,295
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis								these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points
Debt instrument interest rate				8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)								$ 14,909
TIIE Variable Rate Plus 45 Basis Point [Member] | Cash Flow Hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)								$ 25,707	105,335	67,027
TIIE Rate Plus 17 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis								these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points
Debt instrument interest rate		6.332%
TIIE Rate Plus 17 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives										5,567
Amount recognized as derivative finance income (cost)								$ 4,158	$ 52,939	$ 24,513
30-day Libor Interest Plus 3.10% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis	3.10
Interest rate	1.59%														1.59%
Debt securities, value	$ 30,000														$ 30.0
Borrowings Interest Rate Bearing Loan	3.10%														3.10%
Debt instrument interest rate period	30-day Libor interest plus 3.10%
30-day Libor plus 2.85% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.785%														1.785%
Debt securities, value	$ 20,000														$ 20.0
Borrowings Interest Rate Bearing Loan	2.85%														2.85%
Debt instrument interest rate period	30-day Libor plus 2.85%
30-day Libor According to Agreed Fixed Rate [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)								$ 200
Scotiabank [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement																				$ 95.5
BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement																		$ 95.5
Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis								Libor 1M plus 99 and 105 basis points
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value		$ 3,000,000		$ 3,000,000	$ 2,300,000												$ 1,500,000
Floor [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate			4.05%
Floor [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate							0.42%
CAP I [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate			5.75%
CAP I [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate							1.75%
CAP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate			6.75%
CAP [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate							2.75%
Tranche One [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities																					$ 1,100,000
Tranche Two [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis								generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years
Derivative financial instrument basis points								0.24%			0.24%
Description on period of derivative financial instruments variable interest rate								term of 5 years
Tranche Two [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities																			$ 1,100,000
Unsecured Debt Securities G A P 15 [Member] | Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities			$ 2,200,000